Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Number of options	Weighted average exercise price in RMB	Aggregate Intrinsic Value RMB
Outstanding as of January 1, 2017	72,318,158	0.92	141,274
Exercised	(69,118,158)	0.96
Forfeited	(400,000)	0.01
Outstanding as of December 31, 2017	2,800,000	1.17	16,422
Exercised	(1,760,000)	0.01
Forfeited	—	—
Outstanding as of December 31, 2018	1,040,000	0.01	7,841
Exercised	(640,000)	0.01
Forfeited	—	—
Outstanding as of December 31, 2019	400,000	0.01	3,613
Exercisable as of December 31, 2019	400,000	0.01	3,613

Schedule of information about share option plans
	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Weighted-average grant-date fair value per share of options granted	—	—	—
Total intrinsic value of options exercised	270,419	16,884	5,703
Total fair value of share options vested	—	—	—

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
	Options outstanding	Weighted average remaining contractual life (Years)	Weighted average exercise price in RMB	Options Exercisable

2012 Options G	400,000	2.25	0.01	400,000

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Assumptions	November 18, 2019

Expected dividend yield (Note i)		3.00%
Risk-free interest rate (Note ii)		1.61%
Expected volatility (Note iii)		50.25%
Expected life (Note iv)		4.12 years
Share price per ordinary share on valuation date	US$	26.64

Share-based Payment Arrangement, Activity [Table Text Block]
	Number of options	Weighted average exercise price in US$	Weighted average remaining contractual life (Years)	Aggregate Intrinsic Value RMB
Outstanding as of January 1, 2018	—	—	—	—
Granted	150,000,000	1.5	5.00	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding as of December 31, 2018	150,000,000	1.5	5.00	—
Granted	130,000,000	1.3	5.00	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding as of December 31, 2019	280,000,000	1.4	4.00	—